Expense Example	Aug. 03, 2026 USD ($)
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	$ 271